Taxes On Income (Schedule Of Effective Income Tax Reconciliation) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Taxes On Income [Abstract]
Income before taxes as reported in the statements of income	$ 683,214	$ 564,393	$ 445,798
Statutory tax rate in Israel	24.00%	25.00%	26.00%
Effect of "Approved and Privileged Enterprise" status	(6.00%)	(8.00%)	(13.00%)
Foreign exchange			1.00%
Stock based compensation - nondeductible expense		1.00%	1.00%
Others, net	2.00%	2.00%	5.00%
Effective tax rate	20.00%	20.00%	20.00%
Basic earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.21	$ 0.20	$ 0.27
Diluted earnings per share amounts of the benefit resulting from the "Approved and Privileged Enterprise" status	$ 0.20	$ 0.20	$ 0.27